LEASES (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Lessee, Lease, Description [Line Items]
Optional time periods Holon, Israel lease can be extended	24 months
Number of additional lease periods Holon, Israel office can be extended	2
Lease expiration date Holon, Israel office	Jan. 31, 2025
Lease expense	$ 4,441	$ 3,493	$ 3,076
Sublease income	2,838	$ 2,682	$ 2,213
Cash paid for measurement of lease liabilities	$ 8,465
Minimum [Member]
Lessee, Lease, Description [Line Items]
Remaining lease terms under capitalized operating lease agreements	8 months 1 day
Maximum [Member]
Lessee, Lease, Description [Line Items]
Remaining lease terms under capitalized operating lease agreements	4 years 3 months 29 days